PROPERTY, PLANT AND EQUIPMENT - Assets under Capital Lease (Details) - Cablevision Systems Corporation And Subsidiaries - Equipment $ in Thousands	Dec. 31, 2015 USD ($)
Assets under capital lease
Capital leased assets, gross	$ 90,099
Less accumulated amortization	(28,119)
Capital leased assets, net	$ 61,980